RELATED PARTY TRANSACTIONS BALANCES (Details Narrative) - CAD ($)	Sep. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Amounts receivable, related party transactions	$ 840	$ 843
Amounts payable, related party transactions	$ 247,625	$ 450,048